Receivables, Prepayments and Other Assets - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables Prepayments And Other Assets [Abstract]
Prepayments and deposits	$ 7,270	$ 4,507
Funds held by third party payment companies	4,821	7,065
Employee advances	1,338	825
Accounts receivable	354	524
Loans receivable due from employees	101	121
Accrued initial public offering related costs		1,045
Others	421	341
Receivables prepayments and other assets	$ 14,305	$ 14,428